Mezzanine Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Mar. 18, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Mezzanine Equity [Abstract]
Purchase price		$ 4,236	$ 0
Shares issued (in shares)		4,236
Carrying value of preferred shares		$ 4,871		$ 0
Deemed dividend		635	$ 0
Dividends declared		$ 183
Series G Preferred Shares [Member]
Mezzanine Equity [Abstract]
Shares issued (in shares)	4,236
Percentage of lowest daily VWAP used to determine conversion rate		80.00%
Threshold consecutive trading days		20 days
Number of common shares that can be voted for each preferred share (in shares)		1,000
Liquidation Amount (in dollars per share)		$ 1,000
Redemption premium before first anniversary		15.00%
Redemption premium after first anniversary		20.00%
Percentage of Liquidation Amount paid as dividend		15.00%
Carrying value of preferred shares		$ 4,871
Deemed dividend		635
Dividends declared		$ 183
Series G Preferred Shares [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Fixed conversion price (in dollars per share)		$ 195
Series G Preferred Shares [Member] | Minimum [Member]
Mezzanine Equity [Abstract]
Fixed conversion price (in dollars per share)		$ 0.6
Newbuilding MR SPA [Member]
Mezzanine Equity [Abstract]
Purchase price	$ 4,236